John Hancock Rainier Growth Fund
Supplement dated 6—5—12 to the current Class A, Class B and Class C shares Prospectus
In the “Fund Summary” section, the Annual fund operating expenses table and the Expense example table are revised and restated as follows:

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C
Management fee[1]	0.73	0.73	0.73
Distribution and service (12b-1) fees	0.25	1.00	1.00
Other expenses[2]	0.28	0.31	0.34

Total annual fund operating expenses	1.26	2.04	2.07

[1]	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.

[2]	“Other expenses” reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class A		Class B		Class C
Shares	Sold	Kept	Sold	Kept	Sold	Kept
1 Year	622	622	707	207	310	210
3 Years	880	880	940	640	649	649
5 Years	1,157	1,157	1,298	1,098	1,114	1,114
10 Years	1,946	1,946	2,169	2,169	2,400	2,400
John Hancock Rainier Growth Fund (the “fund”)
Supplement dated 6—5—12 to the current Class I shares Prospectus
In the “Fund Summary” section, the Annual fund operating expenses table and the Expense example table are revised and restated as follows:

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class I
Management fee[1]	0.73
Other expenses[2]	0.14

Total annual fund operating expenses	0.87

[1]	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.

[2]	“Other expenses” have been restated to reflect current transfer agency and service fees.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class I
1 Year	89
3 Years	278
5 Years	482
10 Years	1,073
John Hancock Rainier Growth Fund (the “fund”)
Supplement dated 6—5—12 to the current Class NAV shares Prospectus
In the “Fund Summary” section, the Annual fund operating expenses table and the Expense example table are revised and restated for Rainier Growth Fund, as follows:

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class NAV
Management fee[1]	0.73
Other expenses	0.05

Total annual fund operating expenses	0.78

[1]	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class NAV
1 Year	80
3 Years	249
5 Years	433
10 Years	966
John Hancock Rainier Growth Fund (the “fund”)
Supplement dated 6—5—12 to the current Class ADV shares Prospectus
In the “Fund Summary” section, the Annual fund operating expenses table and the Expense example table are revised and restated as follows:

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class ADV
Management fee[1]	0.73
Distribution and service (12b-1) fees	0.25
Other expenses[2]	0.35

Total annual fund operating expenses	1.33
Contractual expense reimbursement[3]	- 0.19

Total annual fund operating expenses after expense reimbursements	1.14

[1]	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.
[2]	“Other expenses” reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.
[3]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.14% for Class ADV shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class ADV
1 Year	116
3 Years	403
5 Years	711
10 Years	1,585
John Hancock Rainier Growth Fund (the “fund”)
Supplement dated 6—5—12 to the current Class T shares Prospectus
In the “Fund Summary” section, the Annual fund operating expenses table and the Expense example table are revised and restated as follows:

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class T
Management fee[1]	0.73
Distribution and service (12b-1) fees	0.30
Other expenses[2]	0.30

Total annual fund operating expenses	1.33

[1]	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.

[2]	“Other expenses” reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class T
1 Year	629
3 Years	900
5 Years	1,192
10 Years	2,021
John Hancock Rainier Growth Fund
Supplement dated 6—5—12 to the current Class R2 shares Prospectus
In the “Fund Summary” section, the Annual fund operating expenses table and the Expense example table are revised and restated as follows:

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R2
Management fee[1]	0.73
Distribution and service (12b-1) fees	0.25
Other expenses[2]	1.76
Service plan fee	0.25
Additional expenses	1.51
Total annual fund operating expenses	2.74
Contractual expense reimbursement[3]	- 1.29

Total annual fund operating expenses after expense reimbursements	1.45

[1]	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.

[2]	“Other expenses” have been estimated for the first year of operations of the fund’s Class R2 shares.

[3]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.45% for Class R2 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R2
1 Year	148
3 Years	728
5 Years	1,335
10 Years	2,976
John Hancock Rainier Growth Fund (the “fund”)
Supplement dated 6—5—12 to the current Class R6 shares Prospectus
In the “Fund Summary” section, the Annual fund operating expenses table and the Expense example table are revised and restated as follows:

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee[1]	0.73
Other expenses[2]	0.09

Total annual fund operating expenses	0.82

[1]	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.

[2]	“Other expenses” have been estimated for the first year of operations of the fund’s Class R6 shares.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 Year	84
3 Years	262
5 Years	455
10 Years	1,014
John Hancock Rainier Growth Fund (the “fund”)
Supplement dated 6—5—12 to the current Class R1, Class R3, Class R4 and Class R5 shares Prospectus
In the “Fund Summary” section, the Annual fund operating expenses table and the Expense example table are revised and restated as follows:

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R1		Class R3		Class R4		Class R5
Management fee[1]	0.73		0.73		0.73		0.73
Distribution and service (12b-1) fees[2]	0.50		0.50		0.15	[2]	0.00
Other expenses[3]	6.99		15.18		15.16		15.13
Service plan fee	0.00		0.00		0.00		0.00
Additional expenses	6.99		15.18		15.16		15.13

Total annual fund operating expenses	8.22		16.41		16.04		15.86
Contractual expense reimbursement	-6.52	[4]	-14.81	[4]	-14.84	[5]	-14.86	[4]

Total annual fund operating expenses after expense reimbursements	1.70		1.60		1.20		1.00

[1]	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.

[2]	The fund’s distributor has contractually agreed to waive 0.10% of 12b-1 fees for class R4 shares. The current waiver agreement expires on June 30, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.

[3]	“Other expenses” reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.

[4]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.70%, 1.60% and 1.00% for Class R1, Class R3 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement shall remain in effect through June 30, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.

[5]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.20% for Class R4 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R3	Class R4	Class R5
1 Year	173	163	122	102
3 Years	1,817	3,180	3,110	3,052
5 Years	3,357	5,548	5,469	5,397
10 Years	6,793	9,472	9,418	9,361
John Hancock Disciplined Value Fund (the “fund”)
Supplement dated 6-5-12 to the current Class R1, Class R3, Class R4 and Class R5 shares Prospectus
In the “Fund Summary” section, the Annual fund operating expense table and the Expense example table are revised and restated as follows:

Annual fund operating costs (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R1		Class R3		Class R4		Class R5
Management fee	0.73		0.73		0.73		0.73
Distribution and service (12b-1) fees	0.50		0.50		0.15	[1]	0.00
Other expenses[2]	1.91		18.84		1.80		0.50
Service plan fee	0.18		0.00		0.08		0.00
Additional expenses	1.73		18.84		1.72		0.50

Total annual fund operating expenses	3.14		20.07		2.68		1.23
Contractual expense reimbursement	- 1.49	[3]	-18.52	[3]	-1.53	[4]	-0.28	[3]

Total annual fund operating expenses after expense reimbursements	1.65		1.55		1.15		0.95

[1]	The fund’s distributor has contractually agreed to waive 0.10% of 12b-1 fees for class R4 shares. The current waiver agreement expires on June 30, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.

[2]	“Other expenses” reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.

[3]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.65%, 1.55% and 0.95% for Class R1, Class R3 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.

[4]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.15% for Class R4 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R3	Class R4	Class R5
1 Year	168	158	117	97
3 Years	829	3,708	708	363
5 Years	1,515	6,269	1,324	649
10 Years	3,345	9,968	2,990	1,464
John Hancock International Core Fund (the “fund”)
Supplement dated 6-5-12 to the current Class R1, Class R3, Class R4 and Class R5 shares Prospectus
In the “Fund Summary” section, the Annual fund operating expense table and the Expense example table are revised and restated as follows:

Annual fund operating costs (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R1		Class R3		Class R4		Class R5
Management fee	0.89		0.89		0.89		0.89
Distribution and service (12b-1) fees	0.50		0.50		0.15	[1]	0.00
Other expenses[2]	5.28		42.11		42.03		29.74
Service plan fee	0.10		0.00		0.00		0.00
Additional expenses	5.18		42.11		42.03		29.74

Total annual fund operating expenses	6.67		43.50		43.07		30.63
Contractual expense reimbursement	-4.77	[3]	-41.70	[3]	-41.67	[4]	- 29.43	[3]

Total annual fund operating expenses after expense reimbursements	1.90		1.80		1.40		1.20

[1]	The fund’s distributor has contractually agreed to waive 0.10% of 12b-1 fees for class R4 shares. The current waiver agreement expires on June 30, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.

[2]	“Other expenses” reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.

[3]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.90%, 1.80% and 1.20% for Class R1, Class R3 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.

[4]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.40% for Class R4 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R3	Class R4	Class R5
1 Year	193	183	143	122
3 Years	1,545	6,037	5,999	4,956
5 Years	2,853	8,252	8,238	7,629
10 Years	5,936	9,480	9,498	10,185
John Hancock Small Company Fund (the “fund”)
Supplement dated 6-5-12 to the current Class R1, Class R3, Class R4 and Class R5 shares Prospectus
In the “Fund Summary” section, the Annual fund operating expense table and the Expense example table are revised and restated as follows:

Annual fund operating costs (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R1		Class R3		Class R4		Class R5
Management fee	0.90		0.90		0.90		0.90
Distribution and service (12b-1) fees	0.50		0.50		0.15	[1]	0.00
Other expenses[2]	5.60		1.56		6.01		2.67
Service plan fee	0.00		0.00		0.00		0.00
Additional expenses	5.60		1.56		6.01		2.67

Total annual fund operating expenses	7.00		2.96		7.06		3.57
Contractual expense reimbursement	-5.20	[3]	-1.26	[3]	-5.76	[4]	-2.47	[3]

Total annual fund operating expenses after expense reimbursements	1.80		1.70		1.30		1.10

[1]	The fund’s distributor has contractually agreed to waive 0.10% of 12b-1 fees for class R4 shares. The current waiver agreement expires on June 30, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.

[2]	“Other expenses” reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.

[3]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.80%, 1.70% and 1.10% for Class R1, Class R3 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.

[4]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.30% for Class R4 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R3	Class R4	Class R5
1 Year	183	173	132	112
3 Years	1,599	797	1,585	865
5 Years	2,959	1,447	2,976	1,639
10 Years	6,128	3,191	6,199	3,673